Deferred revenue (Tables)	3 Months Ended
Nov. 30, 2022
Deferred Revenue
Schedule of deferred revenue

Amount
As at August 31, 2022	$2,485
Accretion of deferred revenue	127
Transaction costs expensed	15
As at November 30, 2022	$2,627